PRIVATE LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Credit Ratings For Private Loans	The amortized cost of mortgage loans by year of origination by aging category are shown below:

AS OF DEC. 31, 2025 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
Commercial mortgage loans:
Current	$1,112	$358	$309	$2,119	$978	$3,666	$8,542
30-59 days past due	—	83	—	94	—	—	177
60-89 days past due	—	—	29	10	—	2	41
Non-accrual	—	—	—	11	59	97	167
Residential mortgage loans:
Current	376	302	390	766	182	114	2,130
30-59 days past due	3	9	18	34	11	5	80
60-89 days past due	1	2	11	22	2	2	40
Non-accrual	1	4	76	66	10	10	167
Total mortgage loans on real estate	$1,493	$758	$833	$3,122	$1,242	$3,896	$11,344
Allowance for credit losses							(113)
Total, net of allowance							$11,231

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
Commercial mortgage loans:
Current	$569	$607	$2,428	$1,280	$961	$3,735	$9,580
30-59 days past due	—	25	4	—	10	48	87
60-89 days past due	—	—	50	30	—	—	80
Non-accrual	—	8	42	40	6	48	144
Residential mortgage loans:
Current	291	790	970	222	121	7	2,401
30-59 days past due	3	41	45	2	4	—	95
60-89 days past due	—	7	20	2	4	5	38
Non-accrual	3	51	76	18	8	3	159
Total mortgage loans on real estate	$866	$1,529	$3,635	$1,594	$1,114	$3,846	$12,584
Allowance for credit losses							(158)
Total, net of allowance							$12,426
The following table summarizes the credit ratings of our private loans:

AS OF DEC. 31 US$ MILLIONS	2025	2024
A or higher	$2,148	$1,595
BBB	1,342	692
BB and below	2,918	875
Unrated(1)	2,007	2,042
Total	$8,415	$5,204
__________________________
(1)Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on its investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.

Schedule of Allowance for Credit Losses	The rollforward of the allowance for credit losses for mortgage loans for the years ended December 31, 2025, 2024 and 2023 is shown below:

US$ MILLIONS	Commercial mortgage loans	Residential mortgage loans
Balance, as of January 1, 2023	$(41)	$—
Recovery (provision)	(19)	—
Balance, as of December 31, 2023	$(60)	$—
Recovery (provision)	(89)	(9)
Balance, as of December 31, 2024	$(149)	$(9)
Recovery (provision)	44	(5)
Write-offs charged against the allowance	6	—
Balance, as of December 31, 2025	$(99)	$(14)
The rollforward of the allowance for credit losses for private loans is shown below for the years ended December 31, 2025, 2024 and 2023:

US$ MILLIONS	2025	2024	2023
Balance as of January 1	$(97)	$(44)	$(28)
Provision	(84)	(56)	(16)
Write-offs charged against the allowance	—	1	—
Recoveries of amounts previously written off	—	2	—
Balance as of December 31	$(181)	$(97)	$(44)